Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of income (loss) before provision for income taxes

	Year Ended
	December 31,
	2016	2017
Bermuda	$(24,254)	$(65,391)
Foreign (U.S.)	317	520
	$(23,937)	$(64,871)

Schedule of components of the Company's income tax provision

	Year Ended
	December 31,
	2016	2017
Current income tax provision:
Bermuda	$—	$—
U.S. federal	78	184
U.S. state	4	15
Total current income tax provision	82	199
Deferred income tax provision (benefit):
Bermuda	—	—
U.S. federal	(26)	(87)
U.S. state	(20)	(110)
Total deferred income tax provision (benefit)	(46)	(197)
Total provision for income taxes	$36	$2

Schedule of reconciliation of the Bermuda statutory income tax rate of 0% to the Company's effective income tax rate

	Year Ended
	December 31,
	2016	2017
Bermuda statutory income tax rate	—%	—%
Foreign (U.S.) tax rate differential	(0.5)	(0.4)
Research and development tax credits	0.5	0.5
2017 Tax Cuts and Jobs Act	—	(0.1)
Effective income tax rate	—%	—%

Summary of net deferred tax assets

	December 31,
	2016	2017
Research and development tax credit carryforwards	$18	$90
Depreciation and amortization	(4)	(14)
Accrued expenses and other	37	189
Total deferred tax assets	51	265
Valuation allowance	(10)	(27)
Net deferred tax assets	$41	$238

Schedule of changes in the valuation allowance for deferred tax assets

	Year Ended
	December 31,
	2016	2017
Valuation allowance at beginning of year	$(1)	$(10)
Increases recorded to income tax provision	(9)	(17)
Valuation allowance at end of year	$(10)	$(27)